Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 7,264	$ 5,082
Non-current provisions	48,329	42,956
Total provisions	55,593	48,038
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	1,033	724
Non-current provisions	46,501	41,346
Total provisions	47,534	42,070
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	4,231	4,358
Non-current provisions	86	101
Total provisions	4,317	4,459
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	2,000
Non-current provisions	1,742	1,509
Total provisions	$ 3,742	$ 1,509